RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2017	2016	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	967	861	n/a
Deferred income taxes – U.S. Tax Reform[2]	(27)	—	n/a
Operating and debt-service regulatory assets[3]	—	1	1
Pensions and other post-retirement benefits[1,4]	388	382	n/a
Foreign exchange on long-term debt[1,5]	—	37	1-12
Other	71	74	n/a
	1,399	1,355
Less: Current portion included in Other current assets (Note 7)	23	33
	1,376	1,322

Regulatory Liabilities
Operating and debt-service regulatory liabilities[3]	188	47	1
Pensions and other post-retirement benefits[4]	164	180	n/a
ANR related post-employment and retirement benefits other than pension[6]	66	141	n/a
Long term adjustment account[7]	1,142	659	46
Pipeline abandonment trust balance	825	541	n/a
Bridging amortization account[7]	202	451	13
Cost of removal[8]	216	226	n/a
Deferred income taxes	75	—	n/a
Deferred income taxes – U.S. Tax Reform[2]	1,659	—	n/a
Other	47	54	n/a
	4,584	2,299
Less: Current portion included in Accounts payable and other (Note 14)	263	178
	4,321	2,121

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
These balances represent the impact of U.S. Tax Reform. The regulatory assets and regulatory liabilities will be amortized over varying terms that approximate the expected reversal of the underlying deferred tax assets and liabilities that gave rise to the regulatory assets and liabilities. See Note 16, Income taxes, for further information.

3
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar years.

4	These balances represent the regulatory offset to pension plan and other post-retirement obligations to the extent the amounts are expected to be collected from customers in future rates.

5
Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.

6
This balance represents the amount ANR estimates it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees. Pursuant to a FERC-approved September 2016 rate settlement, $26 million (US$21 million) of the regulatory liability balance at December 31, 2017 (2016 – $46 million, US$34 million) which accumulated between January 2007 and July 2016 will be fully amortized at July 31, 2019. The remaining $40 million (US$32 million) balance accumulated prior to 2007 is subject to resolution through future regulatory proceedings and, accordingly, a settlement period cannot be determined at this time.

7	These regulatory accounts are used to capture Canadian Mainline revenue and cost variances plus toll stabilization during the 2015-2030 settlement term.

8
This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated subsidiaries for future costs to be incurred.